Amount of Accumulated Other Comprehensive Income Expected to be Recognized in Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Benefits, Domestic
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ (7.4)
Amount of AOCI expected to be recognized in net periodic benefit cost	(7.4)
Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(0.1)
Net actuarial loss (gain)	(0.4)
Amount of AOCI expected to be recognized in net periodic benefit cost	(0.5)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(0.1)
Net actuarial loss (gain)	(7.8)
Amount of AOCI expected to be recognized in net periodic benefit cost	(7.9)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	0.4
Net actuarial loss (gain)	0.1
Amount of AOCI expected to be recognized in net periodic benefit cost	$ 0.5